Income Tax	3 Months Ended
Jun. 30, 2011
Income Tax
Income Tax

Note 9 – Income Taxes

Income Taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes related to differences between the basis of assets and liabilities for financial and income tax reporting will either be taxable or deductible when the assets or liabilities are recovered or settled. The difference between the basis of assets and liabilities for financial and income tax reporting are not material therefore, the provision for income taxes from operations consist of income taxes currently payable.

There was no provision for income tax for the six months ended June 30, 2011 and the year ended December 31, 2010. At June 30, 2011 and December 31, 2010 the Company had an accumulated deficit approximating $48,357,818 and $47,933,557.

The Company has recorded full valuation allowance on its deferred tax assets as of June 30, 2011 and December 31, 2010. These assets were primarily derived from net operating losses, which The Company will more than likely than not be able to utilize.